9. Subsequent Events (Details)	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Event 1
Subsequent Event, Date	Jan. 09, 2019
Subsequent Event, Description	Company entered into an agreement with a non-related party for interest in a limestone project in Bahamas
Event 2
Subsequent Event, Date	Jan. 15, 2019
Subsequent Event, Description	Company entered into a non-recourse promissory note for $50,000
Debt Instrument, Issuer	Company
Debt Instrument, Description	non-recourse promissory note
Debt Instrument, Face Amount	$ 50,000
Debt Instrument, Collateral	secured by future revenues of the Company
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Payment Terms	payable in eight quarterly payments commencing on April 30, 2019
Debt Instrument, Maturity Date	Jan. 31, 2021
Event 3
Subsequent Event, Date	Jan. 31, 2019
Subsequent Event, Description	Company entered into a non-recourse promissory note for $150,000
Debt Instrument, Issuer	Company
Debt Instrument, Description	non-recourse promissory note
Debt Instrument, Face Amount	$ 150,000
Debt Instrument, Collateral	secured by future revenues of the Company
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Payment Terms	payable in eight quarterly payments commencing on April 30, 2019
Debt Instrument, Maturity Date	Jan. 31, 2021
Event 4
Subsequent Event, Date	Jan. 31, 2019
Subsequent Event, Description	Company entered into a non-recourse promissory note for $150,000
Debt Instrument, Issuer	Company
Debt Instrument, Description	non-recourse promissory note
Debt Instrument, Face Amount	$ 150,000
Debt Instrument, Collateral	secured by future revenues of the Company
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Payment Terms	payable in eight quarterly payments commencing on April 30, 2019
Debt Instrument, Maturity Date	Jan. 31, 2021
Event 5
Subsequent Event, Description	Company received $435,000 in share subscriptions
Shares, Issued | shares	145,000,000
Sale of Stock, Price Per Share | $ / shares	$ 0.003
Event 6
Subsequent Event, Date	Apr. 02, 2019
Subsequent Event, Description	Company paid $310,000 to Gold Rock Resources (“Gold Rock”) for a 40% interest in Bonaza Mining Company